Cover	Jun. 17, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 17, 2024
Entity File Number	001-40334
Entity Registrant Name	EBET, Inc.
Entity Central Index Key	0001829966
Entity Tax Identification Number	85-3201309
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	3960 Howard Hughes Parkway, Suite 500,
Entity Address, Address Line Two	Suite 500
Entity Address, City or Town	Las Vegas
Entity Address, State or Province	NV
Entity Address, Postal Zip Code	89169
City Area Code	(888)
Local Phone Number	411-2726
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false